Components of Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum payments receivable		$ 384,648	$ 377,917
Less: unearned income		(104,770)	(106,259)
Container leaseback financing receivable	[1]	279,878	271,658
Less: Allowance for credit losses		(472)
Container leaseback financing receivable, net		279,406	271,658
Amounts due within one year		22,412	20,547
Amounts due beyond one year		$ 256,994	$ 251,111

[1]	As of September 30, 2020, two customers represented 85.8% and 14.2% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio